Schedule of intangible assets, net (Details) $ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Finite-Lived Intangible Assets [Line Items]
Total	$ 2,515	$ 3,408	$ 3,145
Less: accumulated amortization	(1,985)	(2,690)	(2,472)
Net book value	530	718	673
Technology Equipment [Member]
Finite-Lived Intangible Assets [Line Items]
Total	2,511	3,403	3,140
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 4	$ 5	$ 5